Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of the Parent Company
26. Condensed financial information of the parent company
The following is the condensed financial information of the Company on a parent company only basis.
Condensed balance sheets

	As of December 31,
	2020	2021
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	813,175,789	558,271,954	87,605,052
Short-term investments	—	200,238,180	31,421,740
Short-term amounts due from related parties	1,743,981,590	1,595,236,014	250,327,341

Total current assets	2,557,157,379	2,353,746,148	369,354,133

Non-current assets:
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	10,178,732,276	10,850,691,369	1,702,710,255

Total non-current assets	10,178,732,276	10,850,691,369	1,702,710,255

TOTAL ASSETS	12,735,889,655	13,204,437,517	2,072,064,388

LIABILITIES AND SHAREHOLDERS’ EQUITY:
Current liabilities:
Accrued expenses and other current liabilities	6,206,202	2,020,586	317,074
Short-term amounts due to related parties	7,835,083	4,329,997	679,471

Total current liabilities	14,041,285	6,350,583	996,545

	As of December 31,
	2020	2021
	RMB	RMB	US$
Non-current liabilities
Convertible senior notes	822,004,519	681,400,553	106,926,616

Total non-current liabilities	822,004,519	681,400,553	106,926,616

TOTAL LIABILITIES	836,045,804	687,751,136	107,923,161

Commitments and contingencies
Shareholders’ equity
Class A Ordinary shares (US$0.0001 par value; 656,508,828 shares authorized, 201,304,811 shares issued and 189,514,026 shares outstanding, as of December 31, 2020; 656,508,828 shares authorized, 201,304,881 shares issued and 190,243,651 shares outstanding, as of December 31, 2021)	132,052	132,052	20,722
Class B Ordinary shares (US$0.0001 par value; 63,491,172 shares authorized, 63,491,172 shares issued and outstanding, as of December 31, 2020 and 2021)	43,836	43,836	6,879
Treasury shares	(371,551,131)	(346,320,584)	(54,345,257)
Additional paid-in capital	4,007,259,660	4,017,374,973	630,413,799
Accumulated other comprehensive loss	(51,419,766)	(58,997,174)	(9,257,944)
Retained earnings	8,315,379,200	8,904,453,278	1,397,303,028

Total shareholders’ equity	11,899,843,851	12,516,686,381	1,964,141,227

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	12,735,889,655	13,204,437,517	2,072,064,388

Condensed statements of comprehensive income

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Share-based compensation expense	(87,299,053)	(45,633,820)	(35,344,620)	(5,546,342)
General and administrative	(43,146,732)	(38,512,789)	(9,973,856)	(1,565,116)
Interest and investment income, net	(10,149,429)	(15,718,860)	(22,506,569)	(3,531,772)
Other non-interest income	20,498,736	19,633,391	4,979,926	781,459
Foreign exchange loss, net	9,946,070	2,073,798	352,492	55,314
Income from the repurchase of convertible senior notes	—	622,109,001	12,046,522	1,890,362
Share of profit in subsidiaries, VIEs and VIEs’ subsidiaries	3,374,438,333	414,867,940	639,520,183	100,354,672

Net income before income taxes	3,264,287,925	958,818,661	589,074,078	92,438,577
Income tax expense	—	—	—	—

Net income	3,264,287,925	958,818,661	589,074,078	92,438,577

Other comprehensive income
Foreign currency translation adjustment	31,893,073	(38,454,600)	(7,577,408)	(1,189,061)

Total comprehensive income	3,296,180,998	920,364,061	581,496,670	91,249,516

Condensed statements of cash flows

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net income	3,264,287,925	958,818,661	589,074,078	92,438,577
Adjustments to reconcile net income to net cash used in operating activities:
Share of profit in subsidiaries, VIEs and VIEs’ subsidiaries	(3,374,438,333)	(414,867,940)	(639,520,183)	(100,354,672)
Share-based compensation expense	87,299,053	45,633,820	35,344,620	5,546,342
Income from the repurchase of convertible senior notes	—	(622,109,001)	(12,046,522)	(1,890,362)
Accrued interest of convertible senior notes	23,934,289	27,107,232	15,982,460	2,507,997
Unrealized investment income of short-term Investments	—	—	4,264,330	669,166
Foreign exchange (income)/loss net	(9,946,070)	(2,073,798)	(352,492)	(55,314)
Changes in operating assets and liabilities:
Receivables from related party	(34,551)	(221,873,465)	(97,924)	(15,366)
Payable to employees	(2,312,714)	(176,326)	(762)	(120)
Other current receivables	1,096,665	618,772	—	—
Other current payables	4,292,086	5,651,200	(4,184,856)	(656,694)
Net cash used in operating activities	(5,821,650)	(223,270,845)	(11,537,251)	(1,810,446)

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$

Net cash provided by /(used in) investing activities	330,197,330	1,497,130,562	(132,143,216)	(20,736,154)
Net cash provided by/(used in) financing activities	9,587,663	(1,522,314,300)	(127,088,249)	(19,942,920)
Effect of exchange rate changes on cash and cash equivalents	100,137,695	84,221,631	15,864,881	2,489,546
Net increase/(decrease) in cash and cash equivalents	434,101,038	(164,232,952)	(254,903,835)	(39,999,974)
Cash and cash equivalents at beginning of the year	543,307,703	977,408,741	813,175,789	127,605,026

Cash and cash equivalents at end of the year	977,408,741	813,175,789	558,271,954	87,605,052

Basis of presentation
Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs.
The parent company records its investment in its subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and VIEs” and their respective profit or loss as “Equity in profits of subsidiaries and VIEs” on the condensed statements of comprehensive income. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary and VIEs is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIEs or is otherwise committed to provide further financial support. If the subsidiary and VIEs subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.
The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.